FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Call Option [Member]
Issuance of convertible senior notes	¥ 206,577,000	¥ 0
Balance at January 1,	0	0	¥ 0
Issuance of call options	206,577,000	0
Foreign exchange (gain)/loss	2,709,000	0
Change in fair value of call options	84,891,634	0
Balance at December 31,	294,177,634	0	0
Convertible Senior Notes [Member]
Balance at January 1,	68,632	65,342	423,739,708
Issuance of convertible senior notes	585,301,500
Foreign exchange (gain)/loss	7,675,500	3,290	(845,071)
Change in fair value of convertible senior notes	114,149,092
Change in the instrument-specific credit risk	21,089,777
Repurchase of convertible senior notes	(68,632)		(422,829,295)
Balance at December 31,	728,215,869	¥ 68,632	¥ 65,342
Issuance of call options	¥ 585,301,500